Tax - Analysis of deferred tax (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax
Deferred tax asset	£ (1,195)	£ (901)
Deferred tax liability	359	291
Net deferred tax asset	£ (836)	£ (610)	£ (745)